Derivative Financial Instruments and Hedging (Derivative instruments fair value hedge assets and liabilities) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Mar. 31, 2020 [1]
Carrying amount	¥ 332,701	¥ 320,344
The cumulative amount of fair value hedging adjustments included in the carrying amount	22,974	24,397
Carrying amount	0	0
The cumulative amount of fair value hedging adjustments included in the carrying amount	¥ 0	¥ 0

[1]	Accumulated fair value hedge adjustments of ¥(1,599) million are included for hedged items for which hedge accounting has been discontinued.